Accounts Receivables - Schedule of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total net	R$ 1,109,408	R$ 1,803,998
Discounted accounts from accounts receivable from credit card companies	10,359,302
Balance of accounts receivable net of due to anticipations	3,349,391	1,735,432
Derivative financial instruments
Disclosure of financial assets [line items]
Total local currency	965,519	1,637,811
Total foreign currency	171,123	190,271
Allowance for expected credit losses	(27,234)	(24,084)	R$ (17,817)
Derivative financial instruments | Carrying amount
Disclosure of financial assets [line items]
Total net	1,136,642	1,828,082
Derivative financial instruments | Credit card companies
Disclosure of financial assets [line items]
Total local currency	498,609	1,109,197
Total foreign currency	18,556	15,913
Derivative financial instruments | Cargo and travel agencies
Disclosure of financial assets [line items]
Total local currency	282,654	282,438
Derivative financial instruments | Travel package financing entities
Disclosure of financial assets [line items]
Total local currency	29,203	135,168
Derivative financial instruments | Loyalty program partners
Disclosure of financial assets [line items]
Total local currency	114,932	69,035
Derivative financial instruments | Others
Disclosure of financial assets [line items]
Total local currency	40,121	41,973
Total foreign currency	55,894	29,582
Derivative financial instruments | Airline partner companies
Disclosure of financial assets [line items]
Total foreign currency	8,612	39,612
Derivative financial instruments | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Total foreign currency	57,528	78,801
Derivative financial instruments | Clearinghouse – agencies and cargo
Disclosure of financial assets [line items]
Total foreign currency	R$ 30,533	R$ 26,363